Investments - Summary of Carrying Value of Bonds and Debentures Held by the Corporation (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	$ 38,014
Available for sale securities, debt maturities, year two through five, fair value	72,645
Available for sale securities, debt maturities, after five years, fair value	4,684
Bonds
Disclosure Of Investment [Line Items]
Available for sale securities, debt maturities, next twelve months, fair value	38,014
Available for sale securities, debt maturities, year two through five, fair value	72,645
Available for sale securities, debt maturities, after five years, fair value	$ 4,684